Commitments & Contingencies - Additional Information (Details) - USD ($) $ in Thousands	Jan. 02, 2021	Oct. 03, 2020	Dec. 28, 2019	Sep. 28, 2019
Loss Contingencies [Line Items]
Credit facility, remaining borrowing capacity			$ 6,300
Standby Letter of Credit
Loss Contingencies [Line Items]
Credit facility, remaining borrowing capacity	$ 11,600	$ 11,600		$ 10,600
Workers' Compensation Insurance Program
Loss Contingencies [Line Items]
Self insurance retention amount	400	400		400
General Liability Insurance Program
Loss Contingencies [Line Items]
Self insurance retention amount	400	400		400
Employee Group Medical Plan
Loss Contingencies [Line Items]
Self insurance retention amount	$ 400	$ 400		$ 400